INCOME TAX EXPENSE - Summary of Deferred Tax Assets and Liabilities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2019	Aug. 31, 2018
Deferred tax assets:
Net operating loss carry-forward				¥ 54,697	¥ 36,293
Others				5,409
Less: valuation allowance	¥ 29,773	¥ 18,164	¥ 12,283	29,773	18,164
Total deferred tax assets				30,333	18,129
Deferred tax liabilities:
Intangible assets				53,689	17,067
Total deferred tax liabilities				¥ 53,689	¥ 17,067
Valuation allowance
Beginning balance	18,164	12,283	11,250
Additions from acquisition		370
Additions	14,025	8,963	4,836
Reversal	(2,268)	(3,395)	(3,257)
Expired	(148)	(57)	(546)
Ending balance	¥ 29,773	¥ 18,164	¥ 12,283